Loans and liquidity investments - Volume Development, Lending (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Volume Development, Lending
Offers of long-term loans accepted during the year	kr 57,015	kr 89,305
Undisbursed loans at year end	50,814	72,914
Loans outstanding	209,226	195,120
Concessionary loans outstanding	663	754
CIRR-System
Volume Development, Lending
Offers of long-term loans accepted during the year	4,916	36,909
Undisbursed loans at year end	47,664	69,161
Loans outstanding	kr 69,922	kr 49,124